Non-controlling Interests (Tables)	12 Months Ended
Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of non-controlling interest

	October 31, 2022	October 31, 2021	October 31, 2020
	$	$	$
Balance, beginning of year	2,033,986	(33,383)	19,538
Elimination of GRD Cali, LLC non-controlling interest	-	-	22,128
Non-controlling interest’s 40% share of GRD Cali, LLC	-	-	(36,366)
Non-controlling interest’s 40% share of Idalia, LLC	-	(4,092)	(129)
Non-controlling interest’s 13% share of GR Michigan, LLC	-	5,743	(38,554)
Non-controlling interest’s 100% share of Canopy Management, LLC	(27,507)	2,065,718	-
Balance, end of year	2,006,479	2,033,986	(33,383)

Schedule of summarized financial information

	October 31, 2022	October 31, 2021	October 31, 2020
	$	$	$
Net loss for the year	-	-	90,914

Idalia L L C [Member]
IfrsStatementLineItems [Line Items]
Schedule of summarized financial information

	October 31, 2022	October 31, 2021	October 31, 2020
	$		$
Non-current assets	-	-	10,230
Net loss for the year	-	10,230	322

G R Michigan L L C [Member]
IfrsStatementLineItems [Line Items]
Schedule of summarized financial information

	October 31, 2022	October 31, 2021	October 31, 2020
	$		$
Current assets	-	1,453	74,961
Non-current assets	-	-	603,895
Current liabilities	-	-	489,266
Non-current liabilities	-	-	68,994
Net loss for the year	-	48,867	296,570

Canopy Management L L C [Member]
IfrsStatementLineItems [Line Items]
Schedule of summarized financial information
	October 31, 2022	October 31, 2021	October 31, 2020
	$	$	$
Current assets	3,200,701	3,093,330	-
Non-current assets	3,741,309	4,023,521	-
Current liabilities	2,337,695	1,708,330	-
Non-current liabilities	715,461	1,225,804	-
Advances due to parent	-	530,020	-
Net income (loss) for the year	(27,507)	2,196,479	-